222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 T: +1 (312) 609 7500 F: +1 (312) 609 5005

JACOB C. TIEDT ATTORNEY AT LAW +1 (312) 609 7697 jtiedt@vedderprice.com	CHICAGO • NEW YORK • WASHINGTON, DC LONDON • SAN FRANCISCO • LOS ANGELES
October 23, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Quality Municipal Fund, Inc. (the “Registrant”); File No. 811-06206

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s definitive Proxy Statement on Schedule 14A pursuant to Section 14(a) of the Securities Exchange Act of 1934 (the “Proxy Statement”). The Proxy Statement is directed to holders of Variable Rate MuniFund Term Preferred Shares (“VMTP Shares”) of the Registrant in connection with the Registrant’s special shareholder meeting (the “Meeting”). At the Meeting, the Registrant’s common shareholders and holders of VMTP Shares will be asked to consider a reorganization of the Registrant into Nuveen Dividend Advantage Municipal Income Fund. For the staff’s reference, please note that the transactions described in the Proxy Statement relate to the same transactions described in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 for Nuveen Dividend Advantage Municipal Income Fund, relating to the issuance of common shares in connection with the reorganization, as filed on October 2, 2015 (Securities Act File No. 333-206627). Accordingly, the disclosures in the Proxy Statement are substantially the same as the similarly captioned sections in Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14, as filed on October 16, 2015. In addition, the Proxy Statement contains more detailed information regarding the terms of the VMTP Shares to be issued in reorganization. The Proxy Statement reflects changes made in Pre-Effective Amendment No. 2 in response to staff comments to the extent applicable to the Proxy Statement.

Please contact the undersigned at (312) 609-7697 if you have questions or comments regarding the filing.

Very truly yours,

Jacob C. Tiedt

Attorney at Law